Note 31 - Related Party Transactions	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of related party [text block]
31	RELATED PARTY TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not
disclosed in this note.

The following table discloses the remuneration of the Company’s Directors during the period.

Director	Base salary/ NED fees $	Annual Bonus (2) $	COMPENSATION FOR LOSS OF OFFICE $	Year Ended MARCH 31, 2018 Total $	Year Ended MARCH 31, 2017 Total $
Highest Paid Director:
Subhransu Mukherjee (resigned July 19, 2017)	212,790	200,000	740,667	1,153,457	855,000

Executive Directors:
Edward Reginelli (appointed September 29, 2017)	181,500	75,000	—	256,500	—
Edward (“Ted”) Hastings (resigned May 25, 2018)	377,699	—	—	377,699	34,000

Non-Executive Directors: (1)
Raj Chellaraj	105,735	—	—	105,735	104,000
Suranga Chandratillake (resigned February 2, 2018)	58,742	—	—	58,742	65,000
Andy Cunningham (resigned February 2, 2018)	58,742	—	—	58,742	65,000
Ujjal Kohli	70,490	—	—	70,490	65,000
Mark Opzoomer (3)	84,588	—	—	84,588	65,000
Eric Singer (appointed February 2, 2018)	18,797	—	—	18,797	—
John Mutch (appointed February 2, 2018)	11,748	—	—	11,748	—
Aggregate emoluments	1,180,831	275,000	740,667	2,196,498	1,253,000

(1)
Non-Executive Directors’ fees are set at
£50,000
for all Directors except for the Chairman of Board whose fees are set at
£80,000.
The above table includes the value in $ using an exchange rate of
$1.4098
to
£1.

(2)
Bonus payments are made to Executive Directors only and are determined based on the following performance conditions: individual Executive Directors’ Management Business Objectives (“
MBOs
”) and Company operating performance. There was
no
bonus earned in
FY2018.
Mr. Edward Reginelli’s bonus payment during
FY2018
related to a sign on incentive and Mr. Mukherjee’s bonus related to his separation agreement.

(3)	Fees paid to Mr. Opzoomer include UK VAT.

None
of the Directors had pension, retirement benefits or similar entitlement.

Details of options and RSUs for Directors who served during the year are as follows:

DIRECTOR	SCHEME(S)	AT MARCH 31, 2017 RESTATED NUMBER	GRANTED NUMBER	VESTED NUMBER	EXERCISED	AT MARCH 31, 2018 NUMBER
Edward (“Ted”) Hastings (resigned May 25, 2018)	RSUs	—	563,538	—	—	563,538

Ed Reginelli	RSUs	—	292,611	(48,866)	—	243,745

Subhransu Mukherjee (resigned July 19, 2017)	Options	908,000	—	—	—	908,000

Suranga Chandratillake (resigned February 2, 2018)	Options	175,213	—	—	—	175,213

Mr. Mukherjee’s options will expire on
July 19, 2018
if
not
exercised.

Per the terms of Mr. Hasting’s separation agreement,
25%
of his grant was agreed to be under an accelerated vest schedule, with the remaining of the shares being canceled.

Long-Term Incentives

Details of the contractual RSU awards and long-term incentive awards vesting during the year are as follows:

DIRECTOR	SCHEME(S)	NUMBER VESTED	MARKET PRICES AT AWARD DATE (in pound sterling)	RANGE OF MARKET PRICES AT VESTING DATE (in pound sterling)
Edward Reginelli	RhythmOne 2017 International Equity Incentive Plan RSUs	48,866	£1.72	£1.72	-	1.75
Total		48,866